Financial risk management - Derivative financial instruments and underlying hedged items (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Financial risk Management
Derivative financial assets (liabilities)	$ (3,260)	$ (16,718)	$ 10,105
Current assets	7,483	20,740
Non-current assets	4,294
Current liabilities	(12,588)	(37,458)
Non-current liabilities	(2,449)
Operational hedges
Financial risk Management
Derivative financial assets (liabilities)	(2,859)	(486)
Realized gain (loss) on derivative instruments	(2,119)
Operational hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	(4,705)
Operational hedges | 2019
Financial risk Management
Derivative financial assets (liabilities)	(1,529)
Operational hedges | 2020
Financial risk Management
Derivative financial assets (liabilities)	3,375
Cash flow and fair value hedges
Financial risk Management
Derivative financial assets (liabilities)	(401)	(16,232)
Realized gain (loss) on derivative instruments	(36,889)
Cash flow and fair value hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	(401)
Hedging programs for sales of zinc at fixed price | Operational hedges
Financial risk Management
Derivative financial assets (liabilities)	603	369
Realized gain (loss) on derivative instruments	1,288
Hedging programs for sales of zinc at fixed price | Operational hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	589
Hedging programs for sales of zinc at fixed price | Operational hedges | 2019
Financial risk Management
Derivative financial assets (liabilities)	14
Hedging programs for operating margin of metals | Operational hedges
Financial risk Management
Derivative financial assets (liabilities)		(5,326)
Hedging programs for mismatches of quotation periods | Operational hedges
Financial risk Management
Derivative financial assets (liabilities)	(4,108)	4,471
Realized gain (loss) on derivative instruments	(2,207)
Hedging programs for mismatches of quotation periods | Operational hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	(4,108)
Hedging programs for mismatches of quotation periods | Cash flow hedges
Financial risk Management
Derivative financial assets (liabilities)	2,918	(1,728)
Realized gain (loss) on derivative instruments	4,356
Hedging programs for mismatches of quotation periods | Cash flow hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	2,918
Hedging programs for mismatches of quotation periods | Fair value hedge
Financial risk Management
Derivative financial assets (liabilities)	(3,319)	32
Realized gain (loss) on derivative instruments	(12,310)
Hedging programs for mismatches of quotation periods | Fair value hedge | 2018
Financial risk Management
Derivative financial assets (liabilities)	(3,319)
Hedging of changes in interest rates in US dollar | Operational hedges
Financial risk Management
Derivative financial assets (liabilities)	646
Realized gain (loss) on derivative instruments	(1,200)
Hedging of changes in interest rates in US dollar | Operational hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	(1,186)
Hedging of changes in interest rates in US dollar | Operational hedges | 2019
Financial risk Management
Derivative financial assets (liabilities)	(1,543)
Hedging of changes in interest rates in US dollar | Operational hedges | 2020
Financial risk Management
Derivative financial assets (liabilities)	3,375
Hedge accounting | Cash flow hedges
Financial risk Management
Derivative financial assets (liabilities)		$ (14,536)
Realized gain (loss) on derivative instruments	$ (28,935)
Zinc forward | Hedging programs for sales of zinc at fixed price | Operational hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item	2,230	615
Average term (days)	127 days
Derivative financial assets (liabilities)	$ 603	$ 369
Realized gain (loss) on derivative instruments	1,288
Zinc forward | Hedging programs for sales of zinc at fixed price | Operational hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	589
Zinc forward | Hedging programs for sales of zinc at fixed price | Operational hedges | 2019
Financial risk Management
Derivative financial assets (liabilities)	$ 14
Zinc forward | Hedging programs for operating margin of metals | Operational hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item		10,790
Derivative financial assets (liabilities)		$ (7,110)
Zinc forward | Hedging programs for mismatches of quotation periods | Operational hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item	240,747	146,515
Average term (days)	23 days
Derivative financial assets (liabilities)	$ (4,304)	$ 4,471
Realized gain (loss) on derivative instruments	(2,183)
Zinc forward | Hedging programs for mismatches of quotation periods | Operational hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	$ (4,304)
Zinc forward | Hedging programs for mismatches of quotation periods | Cash flow hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item	58,800	43,294
Average term (days)	47 days
Derivative financial assets (liabilities)	$ 2,986	$ (1,728)
Realized gain (loss) on derivative instruments	4,450
Zinc forward | Hedging programs for mismatches of quotation periods | Cash flow hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	$ 2,986
Zinc forward | Hedging programs for mismatches of quotation periods | Fair value hedge
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item	87,693	22,390
Average term (days)	43 days
Derivative financial assets (liabilities)	$ (3,319)	$ 32
Realized gain (loss) on derivative instruments	(12,310)
Zinc forward | Hedging programs for mismatches of quotation periods | Fair value hedge | 2018
Financial risk Management
Derivative financial assets (liabilities)	(3,319)
Zinc forward | Hedge accounting | Cash flow hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item		94,559
Derivative financial assets (liabilities)		$ (22,967)
Realized gain (loss) on derivative instruments	$ (43,898)
Silver forward | Hedging programs for mismatches of quotation periods | Operational hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item	238
Average term (days)	17 days
Derivative financial assets (liabilities)	$ 196
Realized gain (loss) on derivative instruments	(24)
Silver forward | Hedging programs for mismatches of quotation periods | Operational hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	$ 196
Silver forward | Hedging programs for mismatches of quotation periods | Cash flow hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item	265
Average term (days)	58 days
Derivative financial assets (liabilities)	$ (68)
Realized gain (loss) on derivative instruments	(94)
Silver forward | Hedging programs for mismatches of quotation periods | Cash flow hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	(68)
US Dollar forward | Hedging programs for operating margin of metals | Operational hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item		8,039,000
Derivative financial assets (liabilities)		$ 1,784
US Dollar forward | Hedge accounting | Cash flow hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item		93,467,000
Derivative financial assets (liabilities)		$ 8,221
Realized gain (loss) on derivative instruments	$ 15,134
LIBOR floating rate vs. US Dollar fixed rate swaps | Hedging of changes in interest rates in US dollar | Operational hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item	31,393,000
Average term (days)	849 days
Derivative financial assets (liabilities)	$ 646
Realized gain (loss) on derivative instruments	(1,200)
LIBOR floating rate vs. US Dollar fixed rate swaps | Hedging of changes in interest rates in US dollar | Operational hedges | 2018
Financial risk Management
Derivative financial assets (liabilities)	(1,186)
LIBOR floating rate vs. US Dollar fixed rate swaps | Hedging of changes in interest rates in US dollar | Operational hedges | 2019
Financial risk Management
Derivative financial assets (liabilities)	(1,543)
LIBOR floating rate vs. US Dollar fixed rate swaps | Hedging of changes in interest rates in US dollar | Operational hedges | 2020
Financial risk Management
Derivative financial assets (liabilities)	3,375
Copper forward | Hedge accounting | Cash flow hedges
Financial risk Management
Principal (ton for zinc and copper, k oz for silver, USD for dollar) | item		540
Derivative financial assets (liabilities)		$ 210
Realized gain (loss) on derivative instruments	$ (171)